RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 19- RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Salaries and related expenses	2,796	2,228	2,166
Materials and laboratory expenses	434	223	316
Share based compensation	403	447	127
Travel expenses	260	87	50
Depreciation and amortization	172	197	255
Subcontractors and consultants	135	344	374
Freight	8	33	30
Other	5	10	6
Reimbursement from paid pilots and proof of concept projects	(1,154)	(858)	(1,426)
Total	3,059	2,711	1,898